SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,493	$ 1,257
UNITED STATES
Segment Reporting Information [Line Items]
Property and equipment, net	385	361
NETHERLANDS
Segment Reporting Information [Line Items]
Property and equipment, net	673	446
GERMANY
Segment Reporting Information [Line Items]
Property and equipment, net	235	192
Other
Segment Reporting Information [Line Items]
Property and equipment, net	$ 200	$ 258